Other investments (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other investments
Impairments and downward adjustments	SFr (11)			SFr (11)
Impairments and downward adjustments, Annual Amount				(3)	SFr 0
Upward adjustments	148			148
Upward adjustments, Annual Amount				137	11
Other Revenue, Other Investments	223	SFr 228	SFr 121	451	223
Pfandbriefbank [Member]
Other investments
Other Revenue, Other Investments	SFr 134
Allfunds Group [Member] | Related Party Transaction, Combination of fund platform InvestLab and Allfunds Group [Member]
Other investments
Equity interest in %	18.00%
Bank
Other investments
Impairments and downward adjustments	SFr (11)			(11)
Impairments and downward adjustments, Annual Amount				(3)	0
Upward adjustments	SFr 148			148
Upward adjustments, Annual Amount				137	11
Other Revenue, Other Investments				451	SFr 222
Bank | Pfandbriefbank [Member]
Other investments
Other Revenue, Other Investments				SFr 134
Bank | Allfunds Group [Member] | Related Party Transaction, Combination of fund platform InvestLab and Allfunds Group [Member]
Other investments
Equity interest in %				18.00%